UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Adaptive Risk Allocation Fund
Class A / CRAAX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	1.00% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Class C / CRACX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the
re
porting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 90	1.74% (a)
(a)	Annualized.
Key Fund St
atis
tics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%
Graphical Repre
sent
ation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Institutional Class / CRAZX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 39	0.75% (a)
(a)	Annualized.
Key Fund St
atist
ics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%
Graphical Represe
ntatio
n of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Institutional 2 Class / CRDRX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 39	0.75% (a)
(a)	Annualized.
Key Fund S
tati
stics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%
Graphical Repres
entati
on of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Institutional 3 Class / CARYX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 36	0.70% (a)
(a)	Annualized.
Key Fund S
tatist
ics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%
Graphical Repre
sentatio
n of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Class S / CRADX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of October 2, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 12 (a)	0.79% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund S
tatis
tics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%
Graphical Repres
entatio
n of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Adaptive Risk Allocation Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Adaptive Risk Allocation Fund | 2024

Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 11.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	27,931,078	282,103,885
Total Alternative Strategies Funds (Cost $282,913,235)		282,103,885

Common Stocks 10.7%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	36,100	415,393
Total Health Care		415,393
Information Technology 0.0%
IT Services 0.0%
NEXTDC Ltd.(b)	92,151	982,995
Total Information Technology		982,995
Real Estate 10.7%
Diversified REITs 0.6%
Activia Properties, Inc.	141	302,732
American Assets Trust, Inc.	5,200	147,888
British Land Co. PLC (The)	175,531	868,299
Charter Hall Group	104,089	1,069,833
Daiwa House REIT Investment Corp.	301	468,514
Empire State Realty Trust, Inc., Class A	179,400	1,966,224
GPT Group (The)	441,338	1,372,683
H&R Real Estate Investment Trust	63,900	452,305
Heiwa Real Estate REIT, Inc.	129	101,099
Hulic REIT, Inc.	101	89,710
Kenedix Office Investment	529	520,832
Merlin Properties Socimi SA	224,432	2,461,743
Mirvac Group	714,755	1,009,666
Mori Trust Sogo REIT, Inc.	174	70,813
NIPPON REIT Investment Corp.	36	76,032
Nomura Real Estate Master Fund, Inc.	700	663,032
Premier Investment Corp.	113	85,770
Sekisui House REIT, Inc.	1,035	505,736
Star Asia Investment Corp.	337	113,730
Stockland	492,844	1,682,616
Suntec Real Estate Investment Trust	382,700	325,848
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyu REIT, Inc.	90	94,603
United Urban Investment Corp.	533	486,314
Total		14,936,022
Health Care REITs 1.0%
Aedifica SA	57,477	3,529,354
Alexandria Real Estate Equities, Inc.(c)	11,824	1,303,360
CareTrust REIT, Inc.	18,700	557,073
Healthcare Realty Trust, Inc.	66,700	1,221,944
Healthpeak Properties, Inc.(c)	195,061	4,289,391
Medical Properties Trust, Inc.	102,100	448,219
National Health Investors, Inc.	7,300	559,545
Omega Healthcare Investors, Inc.	42,400	1,721,864
Parkway Life Real Estate Investment Trust	75,700	214,828
Sabra Health Care REIT, Inc.	37,400	700,502
Ventas, Inc.(c)	62,400	3,997,968
Welltower, Inc.(c)	59,780	8,260,401
Total		26,804,449
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	2,000	32,220
CapitaLand Ascott Trust	287,000	190,872
CDL Hospitality Trusts	90,700	57,913
DiamondRock Hospitality Co.	16,700	154,976
Hoshino Resorts REIT, Inc.	64	94,465
Host Hotels & Resorts, Inc.(c)	118,300	2,179,086
Invincible Investment Corp.	1,348	573,265
Japan Hotel REIT Investment Corp.	713	325,306
Park Hotels & Resorts, Inc.	1,700	26,435
Ryman Hospitality Properties, Inc.	8,200	961,368
Sunstone Hotel Investors, Inc.	15,800	169,850
Xenia Hotels & Resorts, Inc.	12,200	187,636
Total		4,953,392
Industrial REITs 1.6%
CapitaLand Ascendas REIT	549,200	1,074,732
Dream Industrial Real Estate Investment Trust	42,900	387,312
EastGroup Properties, Inc.	6,100	1,050,481
ESR-LOGOS REIT	650,900	126,466
First Industrial Realty Trust, Inc.	71,635	3,828,891
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Frasers Logistics & Commercial Trust(d)	627,000	425,969
GLP J-REIT	625	531,803
Goodman Group	296,849	7,369,934
Goodman Property Trust	108,356	133,646
Granite Real Estate Investment Trust	10,300	561,551
Industrial & Infrastructure Fund Investment Corp.	477	365,480
Innovative Industrial Properties, Inc.	2,400	261,648
Japan Logistics Fund, Inc.	177	312,321
LaSalle Logiport REIT	195	187,442
Lineage, Inc.	5,600	355,152
LXP Industrial Trust	317,300	2,966,755
Mapletree Industrial Trust	285,700	494,898
Mapletree Logistics Trust	591,400	565,090
Mitsubishi Estate Logistics REIT Investment Corp.	48	111,630
Mitsui Fudosan Logistics Park, Inc.	484	327,324
Montea NV	43,462	3,067,156
Nippon Prologis REIT, Inc.	379	597,763
Prologis, Inc.(c)	111,127	12,977,411
STAG Industrial, Inc.	16,400	603,356
Warehouses De Pauw CVA	91,876	2,032,885
Total		40,717,096
Office REITs 0.4%
Allied Properties Real Estate Investment Trust	35,700	463,828
COPT Defense Properties	19,500	642,525
Cousins Properties, Inc.	81,500	2,586,810
Daiwa Office Investment Corp.	50	100,208
Dexus Property Group	171,599	816,392
Easterly Government Properties, Inc.	18,200	224,224
Global One Real Estate Investment Corp.	86	56,750
Hudson Pacific Properties, Inc.	14,300	55,055
Ichigo Office REIT Investment Corp.	103	54,472
Japan Excellent, Inc.	130	101,863
Japan Prime Realty Investment Corp.	69	152,518
Japan Real Estate Investment Corp.	220	814,284
Keppel REIT	288,800	184,426
Mori Hills REIT Investment Corp.	137	114,391
Nippon Building Fund, Inc.	1,267	1,062,784
ORIX JREIT, Inc.	485	540,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Precinct Properties Group	537,785	383,796
SL Green Realty Corp.	33,500	2,619,365
Total		10,974,124
Real Estate Management & Development 2.4%
Aeon Mall Co., Ltd.	10,500	140,918
Azrieli Group Ltd.	3,614	290,749
CapitaLand Investment Ltd.	359,700	733,964
Cibus Nordic Real Estate AB	14,362	230,011
City Developments Ltd.	80,700	313,926
Corem Property Group AB, Class B	891,515	577,299
CTP NV(d)	90,456	1,452,959
Dios Fastigheter AB	556,025	4,111,080
Fastighets AB Balder, Class B(b)	767,183	5,911,752
Grand City Properties SA(b)	475,625	6,293,957
Heiwa Real Estate Co., Ltd.	4,700	134,393
Hongkong Land Holdings Ltd.	211,500	962,020
Hulic Co., Ltd.	77,600	699,575
Hysan Development Co., Ltd.	62,000	100,149
Kennedy-Wilson Holdings, Inc.	12,000	138,960
Kojamo OYJ(b)	13,111	133,686
LEG Immobilien AG	25,676	2,382,114
Mitsubishi Estate Co., Ltd.	161,500	2,288,721
Mitsui Fudosan Co., Ltd.	428,500	3,592,232
New World Development Co., Ltd.(e),(f)	176,000	145,460
Nomura Real Estate Holdings, Inc.	19,400	482,269
NP3 Fastigheter AB	35,474	838,182
Nyfosa AB	516,124	5,163,838
Pandox AB	8,205	144,855
Platzer Fastigheter Holding AB, Class B	557,571	4,502,296
PSP Swiss Property AG	23,046	3,360,643
Sagax AB, Class B	110,756	2,454,278
Sino Land Co., Ltd.	580,000	568,685
Sirius Real Estate Ltd.	634,553	699,644
Sumitomo Realty & Development Co., Ltd.	61,900	1,920,391
Sun Hung Kai Properties Ltd.	228,500	2,283,615
Swire Properties Ltd.	180,600	360,847
Swiss Prime Site AG	41,521	4,590,313
Tokyo Tatemono Co., Ltd.	34,700	599,990
UOL Group Ltd.	100,000	395,882
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wharf Real Estate Investment Co., Ltd.	216,000	582,192
Wihlborgs Fastigheter AB	118,785	1,205,285
Total		60,787,130
Residential REITs 1.5%
Advance Residence Investment Corp.	209	412,194
AvalonBay Communities, Inc.(c)	22,980	5,408,343
Boardwalk Real Estate Investment Trust	6,400	325,634
Canadian Apartment Properties REIT	30,400	996,216
Comforia Residential REIT, Inc.	69	132,982
Daiwa Securities Living Investments Corp.	166	100,814
Equity LifeStyle Properties, Inc.(c)	65,400	4,664,982
Equity Residential(c)	110,900	8,501,594
Essex Property Trust, Inc.(c)	9,800	3,042,508
Independence Realty Trust, Inc.	32,600	711,984
Invitation Homes, Inc.(c)	196,620	6,734,235
Irish Residential Properties REIT PLC	1,718,183	1,652,278
Killam Apartment Real Estate Investment Trust	11,100	145,960
Nippon Accommodations Fund, Inc.	101	391,871
UDR, Inc.(c)	95,154	4,363,762
Veris Residential, Inc.	7,400	135,050
Total		37,720,407
Retail REITs 1.6%
AEON REIT Investment Corp.	364	306,833
Brixmor Property Group, Inc.	139,178	4,185,082
CapitaLand Mall Trust	805,700	1,179,833
Choice Properties Real Estate Investment Trust	42,500	424,074
Crombie Real Estate Investment Trust	9,900	101,259
First Capital Realty, Inc.	32,100	409,948
Fortune Real Estate Investment Trust	120,000	61,771
Frasers Centrepoint Trust	196,400	312,386
Frontier Real Estate Investment Corp.	110	290,456
Fukuoka REIT Corp.	62	59,037
Getty Realty Corp.	11,400	374,832
InvenTrust Properties Corp.	105,900	3,279,723
Japan Retail Fund Investment Corp.	1,158	706,656
Kimco Realty Corp.(c)	212,800	5,441,296
Kiwi Property Group Ltd.	219,516	122,347
Link REIT (The)	400,500	1,751,847
Macerich Co. (The)	33,300	706,293
Common Stocks (continued)
Issuer	Shares	Value ($)
Mapletree Commercial Trust	385,000	353,424
Phillips Edison & Co., Inc.	10,100	398,950
Realty Income Corp.(c)	87,344	5,056,344
RioCan Real Estate Investment Trust	38,400	521,399
Scentre Group	988,362	2,377,725
Simon Property Group, Inc.(c)	60,527	11,112,757
SITE Centers Corp.	5,141	79,788
Smart Real Estate Investment Trust	21,000	386,686
Urban Edge Properties	6,900	158,769
Vicinity Ltd.	907,278	1,280,878
Total		41,440,393
Specialized REITs 1.4%
CubeSmart	35,000	1,734,600
Digital Realty Trust, Inc.(c)	27,000	5,283,630
EPR Properties	9,700	440,089
Equinix, Inc.(c)	12,180	11,954,426
Extra Space Storage, Inc.	10,725	1,833,546
Four Corners Property Trust, Inc.	14,200	421,882
Iron Mountain, Inc.(c)	46,700	5,775,389
Keppel DC REIT	282,300	468,487
National Storage REIT	315,900	516,514
Public Storage	6,000	2,088,300
SBA Communications Corp.(c)	5,300	1,199,125
VICI Properties, Inc.(c)	121,400	3,958,854
Total		35,674,842
Total Real Estate		274,007,855
Total Common Stocks (Cost $262,622,638)		275,406,243

Foreign Government Obligations(g),(h) 10.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(d)
10/22/2034	2.850%	EUR	7,000,000	7,505,218
Canada 0.4%
Canadian Government Bond
06/01/2034	3.000%	CAD	15,000,000	10,597,426
China 1.7%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	7,484,359
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	7,665,581
05/25/2033	2.670%	CNY	47,130,000	6,847,201
05/25/2034	2.270%	CNY	75,000,000	10,584,059
04/15/2053	3.190%	CNY	31,000,000	5,133,409
10/15/2053	3.000%	CNY	45,000,000	7,256,948
Total				44,971,557
France 1.7%
French Republic Government Bond OAT(d),(i)
11/25/2030	0.000%	EUR	15,428,000	14,032,548
French Republic Government Bond OAT(d)
05/25/2033	3.000%	EUR	19,800,000	21,260,994
05/25/2036	1.250%	EUR	8,757,000	7,712,419
Total				43,005,961
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
02/01/2037	4.000%	EUR	4,850,000	5,480,104
Japan 1.6%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	8,270,855
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	3,581,170
09/20/2041	0.500%	JPY	640,600,000	3,563,093
03/20/2042	0.800%	JPY	613,850,000	3,561,396
03/20/2043	1.100%	JPY	868,150,000	5,220,201
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	524,050,000	2,464,944
06/20/2051	0.700%	JPY	510,700,000	2,414,945
09/20/2051	0.700%	JPY	508,500,000	2,394,982
12/20/2051	0.700%	JPY	506,900,000	2,372,473
03/20/2052	1.000%	JPY	484,850,000	2,457,493
03/20/2053	1.400%	JPY	678,750,000	3,763,932
06/20/2054	2.200%	JPY	83,300,000	552,032
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	987,795
03/20/2064	2.200%	JPY	42,600,000	259,916
Total				41,865,227
Mexico 1.4%
Mexican Bonos
11/23/2034	7.750%	MXN	830,000,000	35,367,685
New Zealand 0.8%
New Zealand Government Bond
05/15/2034	4.250%	NZD	35,000,000	20,508,922
South Korea 0.9%
Korea Treasury Bond
06/10/2033	3.250%	KRW	30,000,000,000	22,553,899
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 0.1%
Spain Government Bond(d)
04/30/2033	3.150%	EUR	1,660,000	1,819,636
10/31/2034	3.450%	EUR	1,000,000	1,116,261
Total				2,935,897
Sweden 1.1%
Sweden Government Bond(d)
05/11/2035	2.250%	SEK	140,000,000	13,155,243
Sweden Government Bond
03/30/2039	3.500%	SEK	141,500,000	15,147,678
Total				28,302,921
Total Foreign Government Obligations (Cost $291,033,651)				263,094,817

Inflation-Indexed Bonds(g) 13.2%

Canada 0.9%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	6,975,140	5,892,893
12/01/2036	3.000%	CAD	16,232,526	13,658,469
12/01/2041	2.000%	CAD	3,646,403	2,808,740
12/01/2054	0.250%	CAD	2,884,000	1,497,403
Total				23,857,505
France 1.3%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	11,997,494	14,971,535
French Republic Government Bond OAT(d)
03/01/2036	0.100%	EUR	1,704,195	1,621,418
07/25/2036	0.100%	EUR	8,723,952	8,330,393
07/25/2040	1.800%	EUR	7,385,951	8,584,339
Total				33,507,685
Germany 0.6%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	10,987,587	11,825,337
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2033	0.100%	EUR	2,775,065	2,904,072
Total				14,729,409
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	2,652,449	2,934,737
05/15/2028	1.300%	EUR	10,964,952	11,804,314
09/15/2035	2.350%	EUR	4,746,624	5,497,636
05/15/2036	1.800%	EUR	1,730,311	1,861,942
Total				22,098,629
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Inflation-Indexed Bonds(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 0.1%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	462,127,500	3,221,932
03/10/2033	0.005%	JPY	114,525,400	799,809
Total				4,021,741
New Zealand 0.2%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	9,504,961	5,853,110
Sweden 0.3%
Sweden Inflation-Linked Bond(d)
06/01/2032	0.125%	SEK	49,355,225	4,502,830
06/01/2039	0.125%	SEK	36,433,620	3,250,531
Total				7,753,361
United Kingdom 3.2%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	16,148,413	20,383,877
03/22/2034	0.750%	GBP	6,098,343	7,784,320
11/22/2037	1.125%	GBP	10,269,405	13,332,522
03/22/2044	0.125%	GBP	12,015,684	12,037,867
11/22/2047	0.750%	GBP	5,237,624	5,794,074
03/22/2050	0.500%	GBP	4,944,558	4,971,044
03/22/2052	0.250%	GBP	5,181,368	4,739,275
11/22/2056	0.125%	GBP	7,481,355	6,300,344
11/22/2065	0.125%	GBP	5,148,532	4,000,544
03/22/2068	0.125%	GBP	2,974,357	2,269,032
Total				81,612,899
United States 5.7%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		17,554,546	16,981,966
01/15/2028	0.500%		20,140,282	19,347,259
01/15/2029	0.875%		22,405,596	21,610,898
07/15/2029	0.250%		12,958,008	12,132,442
07/15/2030	0.125%		19,581,743	17,892,817
04/15/2032	3.375%		20,071,625	22,208,155
07/15/2034	1.875%		4,119,598	4,102,540
02/15/2042	0.750%		10,477,383	8,434,702
02/15/2043	0.625%		4,455,451	3,439,225
02/15/2045	0.750%		7,883,384	6,052,037
02/15/2048	1.000%		5,923,476	4,651,317
02/15/2050	0.250%		8,768,260	5,513,728
02/15/2053	1.500%		4,030,508	3,474,739
Total				145,841,825
Total Inflation-Indexed Bonds (Cost $401,045,749)				339,276,164

Residential Mortgage-Backed Securities - Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(j)
12/19/2054	3.000%	14,250,000	12,626,688
12/19/2054	3.500%	11,150,000	10,193,228
12/19/2054	4.000%	7,320,000	6,882,651
Uniform Mortgage-Backed Security TBA(j)
12/17/2039	2.500%	7,148,328	6,581,153
12/17/2039- 12/13/2053	3.000%	35,900,000	31,594,783
12/13/2053	4.000%	19,440,000	18,179,666
12/13/2053	4.500%	13,330,000	12,799,109
12/12/2054	3.500%	22,700,000	20,574,789
Total Residential Mortgage-Backed Securities - Agency (Cost $118,617,859)			119,432,067

U.S. Treasury Obligations 8.2%

U.S. Treasury
08/15/2030	0.625%	11,479,000	9,458,517
02/15/2031	1.125%	20,693,000	17,377,270
08/15/2031	1.250%	19,572,000	16,290,632
11/15/2031	1.375%	8,966,000	7,476,804
05/15/2033	3.375%	113,380,000	106,949,228
05/15/2034	4.375%	47,000,000	47,646,250
08/15/2034	3.875%	5,000,000	4,872,656
Total U.S. Treasury Obligations (Cost $223,714,361)			210,071,357

Money Market Funds 39.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(a),(k)	1,011,577,848	1,011,375,533
Total Money Market Funds (Cost $1,011,338,276)		1,011,375,533
Total Investments in Securities (Cost: $2,591,285,769)		2,500,760,066
Other Assets & Liabilities, Net		67,379,756
Net Assets		2,568,139,822
At November 30, 2024, securities and/or cash totaling $217,018,540 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
253,363,288 EUR	276,744,919 USD	Barclays	12/20/2024	8,793,650	—
465,067,000 SEK	43,446,340 USD	Barclays	12/20/2024	725,321	—
2,975,000 SGD	2,264,327 USD	Barclays	12/20/2024	41,248	—
4,592,884 USD	685,650,000 JPY	Barclays	12/20/2024	1,981	—
38,559,938 USD	412,761,000 SEK	Barclays	12/20/2024	—	(643,744)
178,000 EUR	189,185 USD	Citi	12/20/2024	936	—
20,112,000 NOK	1,828,933 USD	Citi	12/20/2024	7,264	—
3,137,492 USD	4,833,000 AUD	Citi	12/20/2024	15,325	—
1,897,003 USD	13,364,000 DKK	Citi	12/20/2024	—	(1,501)
1,889,688 USD	1,494,000 GBP	Citi	12/20/2024	11,335	—
12,326,765 USD	1,913,780,000 JPY	Citi	12/20/2024	498,380	—
77,225,409 USD	849,215,000 NOK	Citi	12/20/2024	—	(306,707)
13,870,000 ZAR	792,038 USD	Citi	12/20/2024	23,423	—
8,699,000 CHF	9,834,903 USD	Citi	01/09/2025	—	(84,659)
2,165,000 EUR	2,288,088 USD	Citi	01/09/2025	—	(3,664)
3,509,837,000 JPY	22,896,201 USD	Citi	01/09/2025	—	(690,497)
21,784,000 SEK	1,997,959 USD	Citi	01/09/2025	—	(5,619)
50,979,000 CAD	36,805,418 USD	Goldman Sachs International	12/20/2024	368,062	—
132,797,000 SEK	12,125,311 USD	Goldman Sachs International	12/20/2024	—	(73,412)
38,723,698 USD	53,636,000 CAD	Goldman Sachs International	12/20/2024	—	(387,245)
23,854,040 USD	22,580,000 EUR	Goldman Sachs International	12/20/2024	26,056	—
349,626,164 CNY	49,382,226 USD	HSBC	12/20/2024	817,534	—
52,997,000 DKK	7,760,665 USD	HSBC	12/20/2024	243,755	—
19,384,969,988 JPY	127,494,533 USD	HSBC	12/20/2024	—	(2,413,320)
29,232,000,000 KRW	21,292,155 USD	HSBC	12/20/2024	323,662	—
38,265,805 USD	36,274,000 EUR	HSBC	12/20/2024	96,755	—
251,055,000 SEK	22,959,849 USD	HSBC	01/09/2025	—	(130,870)
12,581,000 SGD	9,359,380 USD	HSBC	01/09/2025	—	(50,628)
325,000 GBP	415,410 USD	JPMorgan	12/20/2024	1,867	—
26,966,000 HKD	3,472,500 USD	JPMorgan	12/20/2024	5,789	—
13,501,504 USD	2,043,783,000 JPY	JPMorgan	12/20/2024	194,853	—
82,399,000 CHF	95,832,849 USD	Morgan Stanley	12/20/2024	2,100,516	—
21,651,000 NZD	12,763,546 USD	Morgan Stanley	12/20/2024	—	(62,326)
27,773,000 AUD	18,085,797 USD	Morgan Stanley	01/09/2025	—	(34,660)
21,797,000 EUR	22,910,866 USD	Morgan Stanley	01/09/2025	—	(162,261)
1,699,000 GBP	2,135,398 USD	Morgan Stanley	01/09/2025	—	(26,377)
49,816,000 HKD	6,405,223 USD	Morgan Stanley	01/09/2025	—	(669)
1,017,000 NZD	595,117 USD	Morgan Stanley	01/09/2025	—	(7,498)
38,811,000 AUD	25,118,378 USD	State Street	12/20/2024	—	(200,055)
17,806,000 CAD	12,699,319 USD	State Street	12/20/2024	—	(27,560)
281,689,000 NOK	25,321,270 USD	State Street	12/20/2024	—	(193,060)
45,536,000 NZD	27,321,828 USD	State Street	12/20/2024	346,681	—
279,964,000 SEK	25,593,900 USD	State Street	12/20/2024	—	(123,571)
24,108,516 USD	21,345,000 CHF	State Street	12/20/2024	172,321	—
27,534,000 AUD	18,261,678 USD	UBS	12/20/2024	299,818	—
78,193,461 USD	117,896,000 AUD	UBS	12/20/2024	—	(1,283,770)
39,521,000 AUD	25,615,734 USD	Wells Fargo	12/20/2024	—	(165,870)
86,753,265 GBP	112,770,569 USD	Wells Fargo	12/20/2024	2,382,360	—
744,613,000 MXN	36,648,489 USD	Wells Fargo	12/20/2024	66,089	—
1,612,587 USD	1,418,000 CHF	Wells Fargo	12/20/2024	448	—
5,297,390 USD	5,010,000 EUR	Wells Fargo	12/20/2024	1,073	—
122,504 USD	2,489,000 MXN	Wells Fargo	12/20/2024	—	(221)
8,078,000 CAD	5,793,453 USD	Wells Fargo	01/09/2025	15,101	—
Total				17,581,603	(7,079,764)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	530	03/2025	CAD	65,412,600	1,135,364	—
Euro-Bobl	34	12/2024	EUR	4,074,900	31,568	—
Euro-BTP	69	12/2024	EUR	8,475,270	252,093	—
Euro-Bund	156	12/2024	EUR	21,025,680	226,577	—
Euro-Buxl 30-Year	63	12/2024	EUR	8,807,400	326,400	—
Euro-OAT	160	12/2024	EUR	20,273,600	89,975	—
IBEX 35 Index	208	12/2024	EUR	24,256,752	62,164	—
Japanese 10-Year Government Bond	7	12/2024	JPY	1,001,420,000	—	(55,046)
Long Gilt	246	03/2025	GBP	23,588,940	243,726	—
MSCI EAFE Index	1,446	12/2024	USD	168,581,910	—	(7,736,245)
MSCI Emerging Markets Index	3,220	12/2024	USD	175,586,600	—	(3,428,370)
S&P 500 Index E-mini	2,996	12/2024	USD	906,514,700	53,038,229	—
S&P/TSX 60 Index	165	12/2024	CAD	50,806,800	2,642,584	—
U.S. Treasury 10-Year Note	1,439	03/2025	USD	159,998,813	763,326	—
U.S. Treasury Ultra 10-Year Note	1,472	03/2025	USD	168,981,000	1,015,708	—
Total					59,827,714	(11,219,661)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(148)	12/2024	AUD	(16,763,199)	371,366	—
DAX Index	(50)	12/2024	EUR	(24,586,250)	—	(1,155,814)
U.S. Treasury 5-Year Note	(414)	03/2025	USD	(44,547,047)	—	(350,161)
Total					371,366	(1,505,975)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 42	Morgan Stanley	12/20/2029	1.000	Quarterly	1.567	USD	301,127,000	1,805,408	—	—	1,805,408	—
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	2.939	USD	467,266,000	11,692,092	—	—	11,692,092	—
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.476	USD	286,618,000	1,176,513	—	—	1,176,513	—
Total								14,674,013	—	—	14,674,013	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SONIA, ESTR, STIBOR or SARON less spreads of 40-1510 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 36-45 bps on long CFDs	Monthly	Goldman Sachs International	12/01/2027	USD	183,356,631	(99,726)	156,648	56,922	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
The following table represents the contracts for differences underlying the swap arrangement as of November 30, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	968,317	4,641,503	148,471	260.8
Broadstone Net Lease, Inc.	179,700	3,090,840	55,707	97.9
Fonciere Des Regions	75,527	4,178,107	(35,114)	(61.7)
Land Securities Group PLC	107,023	816,322	4,470	7.9
LondonMetric Property PLC	2,643,515	6,265,686	256,729	451.0
Picton Property Income Ltd.	583,165	505,100	4,687	8.2
Health Care REITs
Primary Health Properties PLC	2,588,258	3,093,463	43,529	76.5
Target Healthcare REIT PLC	2,771,900	2,935,525	27,242	47.9
Welltower, Inc.	34,000	4,624,680	73,440	129.0
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	259,000	4,014,500	157,990	277.6
Host Hotels & Resorts, Inc.	182,508	3,150,088	211,709	371.9
Park Hotels & Resorts, Inc.	19,000	275,310	20,140	35.4
Industrial REITs
Americold Realty Trust, Inc.	56,000	1,221,920	114,240	200.7
ARGAN SA	51,052	3,632,989	(52,238)	(91.8)
STAG Industrial, Inc.	7,200	260,712	4,176	7.3
Tritax Big Box REIT PLC	1,735,761	2,978,359	93,900	165.0
Office REITs
BXP, Inc.	14,000	1,099,420	48,440	85.1
Gecina SA	25,797	2,582,583	15,988	28.1
Kilroy Realty Corp.	40,100	1,555,880	109,473	192.3
Workspace Group PLC	206,140	1,419,005	57,760	101.5
Real Estate Management & Development
LEG Immobilien AG	19,752	1,770,310	62,199	109.3
TAG Immobilien AG	283,657	4,508,946	211,515	371.6
Residential REITs
Unite Group PLC (The)	706,339	7,631,730	287,837	505.7
Retail REITs
Agree Realty Corp.	14,700	1,116,759	12,201	21.4
Capital & Counties Properties PLC	474,865	792,660	33,487	58.8
Carmila SA	6,133	108,464	(1,510)	(2.7)
Kite Realty Group Trust	31,900	851,411	28,072	49.3
Klepierre	138,604	4,234,263	(44,849)	(78.8)
NNN REIT, Inc.	28,600	1,206,920	50,908	89.4
SITE Centers Corp.	49,500	773,190	(4,950)	(8.7)
Supermarket Income REIT PLC	130,354	112,576	5,689	10.0
Unibail-Rodamco-Westfield	45,299	3,548,811	164,209	288.5
Specialized REITs
Big Yellow Group PLC	143,385	2,122,271	(166,404)	(292.3)
Equinix, Inc.	7,700	6,956,656	600,739	1,055.4
VICI Properties, Inc.	147,000	4,655,490	138,180	242.8
Total		92,732,449	2,738,062

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
ICADE	(49,820)	(1,213,589)	43,253	76.0
WP Carey, Inc.	(5,300)	(295,581)	(6,837)	(12.0)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Health Care REITs
Assura PLC	(6,098,405)	(3,023,143)	(53,903)	(94.7)
Cofinimmo SA	(20,349)	(1,223,162)	3,274	5.8
Hotel & Resort REITs
RLJ Lodging Trust	(327,600)	(3,148,236)	(196,560)	(345.3)
Industrial REITs
Segro PLC	(641,197)	(6,172,859)	(188,258)	(330.7)
Terreno Realty Corp	(27,700)	(1,678,881)	(570)	(1.0)
Office REITs
Derwent London PLC	(192,876)	(5,106,537)	(81,749)	(143.6)
Douglas Emmett, Inc.	(76,800)	(1,412,352)	(74,496)	(130.9)
Great Portland Estates PLC	(1,001,278)	(3,755,525)	(92,186)	(162.0)
Inmobiliaria Colonial Socimi SA	(118,033)	(685,878)	5,713	10.0
JBG Smith Properties	(78,500)	(1,191,630)	(149,935)	(263.4)
Vornado Realty Trust	(18,000)	(730,980)	(43,920)	(77.2)
Real Estate Management & Development
Allreal Holding AG	(43,096)	(7,665,824)	(254,156)	(446.5)
Aroundtown SA	(1,856,000)	(5,406,196)	(789,196)	(1,386.5)
Atrium Ljungberg AB	(148,242)	(2,778,732)	35,994	63.2
Castellum AB	(138,148)	(1,594,569)	(39,672)	(69.7)
Catena AB	(4,796)	(214,928)	(220)	(0.4)
Citycon OYJ	(277,782)	(1,038,095)	22,913	40.3
Fabege AB	(287,832)	(2,196,091)	(46,773)	(82.2)
Grainger PLC	(344,160)	(984,952)	(39,795)	(69.9)
Hufvudstaden AB	(352,062)	(4,020,417)	(39,776)	(69.9)
Mobimo Holding AG	(12,197)	(3,728,101)	(238,572)	(419.1)
Peach Property AG - Rights	(26,167)	—	(105,446)	(185.2)
Peach Property Group AG	(26,167)	(278,093)	21,253	37.3
VGP NV	(31,525)	(2,641,635)	6,142	10.8
Vonovia SE	(129,524)	(4,030,504)	(265,784)	(466.9)
Wallenstam AB	(1,055,878)	(4,740,467)	(239,498)	(420.7)
Residential REITs
American Homes 4 Rent, Class A	(35,700)	(1,342,320)	(24,633)	(43.3)
Camden Property Trust	(3,200)	(383,264)	(19,296)	(33.9)
Retail REITs
Acadia Realty Trust	(96,600)	(2,376,360)	(120,750)	(212.1)
Curbline Properties Corp	(12,999)	(308,726)	(6,630)	(11.6)
Federal Realty Investment Trust	(9,456)	(1,073,634)	(29,408)	(51.7)
Mercialys SA	(176,642)	(1,924,747)	(30,138)	(52.9)
Regency Centers Corp.	(4,300)	(316,738)	(8,299)	(14.6)
Specialized REITs
American Tower Corp.	(5,700)	(1,119,765)	(71,535)	(125.7)
Gaming and Leisure Properties, Inc.	(26,005)	(1,279,186)	(62,932)	(110.6)
National Storage Affiliates Trust	(51,100)	(2,223,697)	(80,913)	(142.1)
Safestore Holdings PLC	(29,052)	(276,824)	1,530	2.7
Shurgard Self Storage Ltd.	(140,006)	(6,145,926)	423,976	744.8
Total		(89,728,144)	(2,837,788)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate or SONIA plus a spread of 40-45 basis points on long CFDs	Monthly	Morgan Stanley	11/03/2026	USD	16,890,994	(51,641)	(11,016)	—	(62,657)
The following table represents the contracts for differences underlying the swap arrangement as of November 30, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	113,100	3,716,466	140,244	(223.8)
Industrial REITs
Rexford Industrial Realty, Inc.	33,200	1,394,732	2,324	(3.7)
Office REITs
Highwoods Properties, Inc.	16,900	535,054	13,520	(21.6)
Real Estate Management & Development
Sirius Real Estate Ltd.	601,955	671,640	(7,937)	12.7
Specialized REITs
Public Storage	18,500	6,197,685	241,240	(385.0)
Total		12,515,577	389,391

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(238,400)	(2,906,096)	(395,744)	631.6
Retail REITs
Tanger, Inc.	(40,800)	(1,463,088)	(45,288)	72.3
Total		(4,369,184)	(441,032)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs	Depreciation on underlying CFDs and OBFR or SONIA plus a spread of 38.5-46.5 basis points on long CFDs	Monthly	UBS	04/02/2027	USD	7,921,008	298,964	(14,353)	284,611	—
The following table represents the contracts for differences underlying the swap arrangement as of November 30, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Industrial REITs
Prologis, Inc.	11,600	1,315,672	38,976	13.7
Retail REITs
Hammerson PLC	66,339	234,687	12,308	4.3
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Specialized REITs
Extra Space Storage, Inc.	38,700	6,368,472	247,680	87.0
Total		7,918,831	298,964

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.580%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.755%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.558%
ESTR	Euro Short Term Rate	3.164%
OBFR	Overnight Bank Funding Rate	4.580%
SARON	Swiss Average Rate Overnight	0.956%
SOFR	Secured Overnight Financing Rate	4.570%
SONIA	Sterling Overnight Index Average	4.700%
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	210,958,482	183,225,552	(108,623,588)	(3,456,561)	282,103,885	—	(4,123,588)	—	27,931,078
Columbia Short-Term Cash Fund, 4.802%
	1,090,947,206	1,517,662,004	(1,597,235,897)	2,220	1,011,375,533	—	2,831	29,798,098	1,011,577,848
Total	1,301,905,688			(3,454,341)	1,293,479,418	—	(4,120,757)	29,798,098

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $239,516,444, which represents 9.33% of total net assets.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $145,460, which represents 0.01% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2024.
Abbreviation Legend
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	282,103,885	—	—	282,103,885
Common Stocks
Health Care	415,393	—	—	415,393
Information Technology	—	982,995	—	982,995
Real Estate	161,418,888	112,443,507	145,460	274,007,855
Total Common Stocks	161,834,281	113,426,502	145,460	275,406,243
Foreign Government Obligations	—	263,094,817	—	263,094,817
Inflation-Indexed Bonds	—	339,276,164	—	339,276,164
Residential Mortgage-Backed Securities - Agency	—	119,432,067	—	119,432,067
U.S. Treasury Obligations	—	210,071,357	—	210,071,357
Money Market Funds	1,011,375,533	—	—	1,011,375,533
Total Investments in Securities	1,455,313,699	1,045,300,907	145,460	2,500,760,066
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	17,581,603	—	17,581,603
Futures Contracts	60,199,080	—	—	60,199,080
Swap Contracts	—	15,015,546	—	15,015,546
Liability
Forward Foreign Currency Exchange Contracts	—	(7,079,764)	—	(7,079,764)
Futures Contracts	(12,725,636)	—	—	(12,725,636)
Swap Contracts	—	(62,657)	—	(62,657)
Total	1,502,787,143	1,070,755,635	145,460	2,573,688,238
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,297,034,258)	$1,207,280,648
Affiliated issuers (cost $1,294,251,511)	1,293,479,418
Cash	126,178
Foreign currency (cost $12,320,567)	12,278,346
Margin deposits on:
Futures contracts	71,447,276
Swap contracts	71,739,348
Unrealized appreciation on forward foreign currency exchange contracts	17,581,603
Unrealized appreciation on swap contracts	341,533
Receivable for:
Investments sold	2,271,601
Capital shares sold	568,509
Dividends	4,240,535
Interest	4,587,031
Foreign tax reclaims	168,860
Variation margin for futures contracts	10,702,981
Variation margin for swap contracts	859,851
Prepaid expenses	20,140
Deferred compensation of board members	190,121
Other assets	13,937
Total assets	2,697,897,916
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	7,079,764
Unrealized depreciation on swap contracts	62,657
Payable for:
Investments purchased	1,800,336
Investments purchased on a delayed delivery basis	118,782,436
Capital shares redeemed	1,128,448
Variation margin for futures contracts	345,553
Management services fees	92,414
Distribution and/or service fees	3,914
Transfer agent fees	94,896
Compensation of chief compliance officer	231
Compensation of board members	3,481
Other expenses	83,468
Other liabilities	1,059
Deferred compensation of board members	279,437
Total liabilities	129,758,094
Net assets applicable to outstanding capital stock	$2,568,139,822
Represented by
Paid in capital	2,989,361,516
Total distributable earnings (loss)	(421,221,694)
Total - representing net assets applicable to outstanding capital stock	$2,568,139,822
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Assets and Liabilities (continued)
November 30, 2024 (Unaudited)
Class A
Net assets	$125,457,356
Shares outstanding	12,463,216
Net asset value per share	$10.07
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.68
Class C
Net assets	$40,596,681
Shares outstanding	4,301,864
Net asset value per share	$9.44
Institutional Class
Net assets	$2,320,927,658
Shares outstanding	229,962,379
Net asset value per share	$10.09
Institutional 2 Class
Net assets	$40,655,507
Shares outstanding	4,012,812
Net asset value per share	$10.13
Institutional 3 Class
Net assets	$23,111,496
Shares outstanding	2,279,131
Net asset value per share	$10.14
Class S
Net assets	$17,391,124
Shares outstanding	1,723,124
Net asset value per share	$10.09
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,083,010
Dividends — affiliated issuers	29,798,098
Interest	14,291,630
Interfund lending	3,089
Foreign taxes withheld	(163,915)
Total income	47,011,912
Expenses:
Management services fees	8,841,535
Distribution and/or service fees
Class A	159,823
Class C	216,313
Transfer agent fees
Class A	31,829
Advisor Class	9,570
Class C	10,776
Institutional Class	581,038
Institutional 2 Class	11,369
Institutional 3 Class	692
Class S	1,323
Custodian fees	65,620
Printing and postage fees	47,960
Registration fees	57,848
Accounting services fees	26,672
Legal fees	20,672
Interest on collateral	4,183
Compensation of chief compliance officer	231
Compensation of board members	18,070
Deferred compensation of board members	11,450
Other	26,021
Total expenses	10,142,995
Expense reduction	(20)
Total net expenses	10,142,975
Net investment income	36,868,937
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(49,831,663)
Investments — affiliated issuers	(4,120,757)
Foreign currency translations	(256,933)
Forward foreign currency exchange contracts	(9,023,539)
Futures contracts	61,169,239
Swap contracts	20,710,256
Net realized gain	18,646,603
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	90,732,416
Investments — affiliated issuers	(3,454,341)
Foreign currency translations	(193,144)
Forward foreign currency exchange contracts	14,274,792
Futures contracts	39,193,471
Swap contracts	10,524,915
Net change in unrealized appreciation (depreciation)	151,078,109
Net realized and unrealized gain	169,724,712
Net increase in net assets resulting from operations	$206,593,649
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$36,868,937	$96,276,958
Net realized gain	18,646,603	117,775,861
Net change in unrealized appreciation (depreciation)	151,078,109	84,259,574
Net increase in net assets resulting from operations	206,593,649	298,312,393
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(418,432)
Advisor Class	—	(236,325)
Institutional Class	—	(14,958,569)
Institutional 2 Class	—	(265,405)
Institutional 3 Class	—	(120,353)
Class R	—	(491)
Total distributions to shareholders	—	(15,999,575)
Decrease in net assets from capital stock activity	(297,158,937)	(1,162,453,410)
Total decrease in net assets	(90,565,288)	(880,140,592)
Net assets at beginning of period	2,658,705,110	3,538,845,702
Net assets at end of period	$2,568,139,822	$2,658,705,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	777,648	7,594,247	1,785,856	15,829,384
Distributions reinvested	—	—	43,072	387,652
Shares redeemed	(2,107,174)	(20,583,720)	(5,648,153)	(49,578,093)
Net decrease	(1,329,526)	(12,989,473)	(3,819,225)	(33,361,057)
Advisor Class
Shares sold	136,844	1,345,382	365,151	3,186,393
Distributions reinvested	—	—	26,227	236,301
Shares redeemed	(4,301,519)	(42,894,967)	(3,363,458)	(29,444,766)
Net decrease	(4,164,675)	(41,549,585)	(2,972,080)	(26,022,072)
Class C
Shares sold	113,736	1,045,430	232,954	1,922,048
Shares redeemed	(969,623)	(8,900,377)	(3,069,621)	(25,361,947)
Net decrease	(855,887)	(7,854,947)	(2,836,667)	(23,439,899)
Institutional Class
Shares sold	12,658,578	124,558,767	26,699,112	233,601,712
Distributions reinvested	—	—	1,634,036	14,722,667
Shares redeemed	(38,183,425)	(372,314,885)	(149,034,314)	(1,310,160,576)
Net decrease	(25,524,847)	(247,756,118)	(120,701,166)	(1,061,836,197)
Institutional 2 Class
Shares sold	631,172	6,221,506	1,390,039	12,251,450
Distributions reinvested	—	—	29,359	265,405
Shares redeemed	(1,132,608)	(10,894,484)	(3,362,661)	(29,391,493)
Net decrease	(501,436)	(4,672,978)	(1,943,263)	(16,874,638)
Institutional 3 Class
Shares sold	112,478	1,109,908	78,965	673,895
Distributions reinvested	—	—	13,297	120,340
Shares redeemed	(66,966)	(668,667)	(89,844)	(812,026)
Net increase (decrease)	45,512	441,241	2,418	(17,791)
Class R
Shares sold	—	—	1,678	14,481
Distributions reinvested	—	—	55	489
Shares redeemed	—	—	(102,420)	(916,726)
Net decrease	—	—	(100,687)	(901,756)
Class S
Shares sold	1,920,344	19,183,103	—	—
Shares redeemed	(197,220)	(1,960,180)	—	—
Net increase	1,723,124	17,222,923	—	—
Total net decrease	(30,607,735)	(297,158,937)	(132,370,670)	(1,162,453,410)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2024 (Unaudited)	$9.31	0.13	0.63	0.76	—	—	—
Year Ended 5/31/2024	$8.47	0.26	0.61	0.87	(0.03)	—	(0.03)
Year Ended 5/31/2023	$9.69	0.24	(0.80)	(0.56)	(0.66)	—	(0.66)
Year Ended 5/31/2022	$12.10	0.32	(0.59)	(0.27)	(0.42)	(1.72)	(2.14)
Year Ended 5/31/2021	$10.25	(0.01)	1.97	1.96	(0.04)	(0.07)	(0.11)
Year Ended 5/31/2020	$10.44	0.08	0.51	0.59	(0.26)	(0.52)	(0.78)
Class C
Six Months Ended 11/30/2024 (Unaudited)	$8.76	0.08	0.60	0.68	—	—	—
Year Ended 5/31/2024	$8.01	0.18	0.57	0.75	—	—	—
Year Ended 5/31/2023	$9.18	0.17	(0.76)	(0.59)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$11.57	0.23	(0.57)	(0.34)	(0.37)	(1.68)	(2.05)
Year Ended 5/31/2021	$9.85	(0.09)	1.87	1.78	—	(0.06)	(0.06)
Year Ended 5/31/2020	$10.05	0.00 (e)	0.50	0.50	(0.18)	(0.52)	(0.70)
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$9.33	0.14	0.62	0.76	—	—	—
Year Ended 5/31/2024	$8.48	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.70	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.11	0.35	(0.59)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.36	0.02	1.98	2.00	(0.10)	(0.15)	(0.25)
Year Ended 5/31/2020	$10.55	0.11	0.51	0.62	(0.29)	(0.52)	(0.81)
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$9.36	0.14	0.63	0.77	—	—	—
Year Ended 5/31/2024	$8.51	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.26	(0.81)	(0.55)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.15	0.32	(0.56)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.39	0.02	1.98	2.00	(0.10)	(0.14)	(0.24)
Year Ended 5/31/2020	$10.57	0.10	0.53	0.63	(0.29)	(0.52)	(0.81)
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$9.37	0.14	0.63	0.77	—	—	—
Year Ended 5/31/2024	$8.52	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.16	0.36	(0.61)	(0.25)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.41	0.03	1.99	2.02	(0.11)	(0.16)	(0.27)
Year Ended 5/31/2020	$10.59	0.11	0.52	0.63	(0.29)	(0.52)	(0.81)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2024 (Unaudited)	$10.07	8.16%	1.00% (c)	1.00% (c),(d)	2.59%	102%	$125,457
Year Ended 5/31/2024	$9.31	10.26%	1.01% (c)	1.01% (c),(d)	2.90%	190%	$128,468
Year Ended 5/31/2023	$8.47	(5.79% )	1.02% (c)	1.02% (c),(d)	2.71%	199%	$149,173
Year Ended 5/31/2022	$9.69	(3.62% )	1.00% (c)	1.00% (c)	2.82%	260%	$185,112
Year Ended 5/31/2021	$12.10	19.17%	1.00% (c)	1.00% (c)	(0.06% )	227%	$175,015
Year Ended 5/31/2020	$10.25	5.41%	1.01% (c)	1.01% (c),(d)	0.74%	314%	$141,074
Class C
Six Months Ended 11/30/2024 (Unaudited)	$9.44	7.76%	1.74% (c)	1.74% (c),(d)	1.86%	102%	$40,597
Year Ended 5/31/2024	$8.76	9.36%	1.76% (c)	1.76% (c),(d)	2.15%	190%	$45,206
Year Ended 5/31/2023	$8.01	(6.37% )	1.77% (c)	1.77% (c),(d)	1.95%	199%	$63,998
Year Ended 5/31/2022	$9.18	(4.39% )	1.75% (c)	1.75% (c)	2.11%	260%	$94,069
Year Ended 5/31/2021	$11.57	18.14%	1.75% (c)	1.75% (c)	(0.80% )	227%	$113,245
Year Ended 5/31/2020	$9.85	4.73%	1.76% (c)	1.76% (c),(d)	0.00% (e)	314%	$95,090
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$10.09	8.15%	0.75% (c)	0.75% (c),(d)	2.85%	102%	$2,320,928
Year Ended 5/31/2024	$9.33	10.63%	0.76% (c)	0.76% (c),(d)	3.15%	190%	$2,382,960
Year Ended 5/31/2023	$8.48	(5.52% )	0.77% (c)	0.77% (c),(d)	2.97%	199%	$3,190,280
Year Ended 5/31/2022	$9.70	(3.37% )	0.75% (c)	0.75% (c)	3.08%	260%	$3,693,809
Year Ended 5/31/2021	$12.11	19.40%	0.75% (c)	0.75% (c)	0.19%	227%	$3,831,565
Year Ended 5/31/2020	$10.36	5.62%	0.76% (c)	0.76% (c),(d)	1.00%	314%	$2,845,593
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$10.13	8.23%	0.75% (c)	0.75% (c)	2.84%	102%	$40,656
Year Ended 5/31/2024	$9.36	10.58%	0.77% (c)	0.77% (c)	3.14%	190%	$42,265
Year Ended 5/31/2023	$8.51	(5.60% )	0.78% (c)	0.78% (c)	2.92%	199%	$54,968
Year Ended 5/31/2022	$9.74	(3.36% )	0.76% (c)	0.76% (c)	2.78%	260%	$63,729
Year Ended 5/31/2021	$12.15	19.38%	0.76% (c)	0.76% (c)	0.17%	227%	$64,418
Year Ended 5/31/2020	$10.39	5.69%	0.77% (c)	0.77% (c)	0.95%	314%	$38,829
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$10.14	8.22%	0.70% (c)	0.70% (c)	2.88%	102%	$23,111
Year Ended 5/31/2024	$9.37	10.61%	0.72% (c)	0.72% (c)	3.20%	190%	$20,927
Year Ended 5/31/2023	$8.52	(5.47% )	0.74% (c)	0.74% (c)	3.02%	199%	$19,005
Year Ended 5/31/2022	$9.74	(3.40% )	0.72% (c)	0.72% (c)	3.13%	260%	$19,579
Year Ended 5/31/2021	$12.16	19.53%	0.71% (c)	0.71% (c)	0.23%	227%	$21,369
Year Ended 5/31/2020	$10.41	5.73%	0.72% (c)	0.72% (c)	1.04%	314%	$14,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 11/30/2024 (Unaudited)(f)	$10.03	0.04	0.02	0.06	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2024	5/31/2024	5/31/2023	5/31/2022	5/31/2021	5/31/2020
Class A	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class S	less than 0.01%	—%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 11/30/2024 (Unaudited)(f)	$10.09	0.60%	0.79% (c)	0.79% (c)	2.47%	102%	$17,391
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to real estate companies. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	14,674,013 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	55,742,977 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	341,533 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	17,581,603
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,456,103 *
Total		92,796,229

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	12,320,429 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	62,657 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,079,764
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	405,207 *
Total		19,868,057

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	17,796,337	17,796,337
Equity risk	—	65,289,569	2,913,919	68,203,488
Foreign exchange risk	(9,023,539)	—	—	(9,023,539)
Interest rate risk	—	(4,120,330)	—	(4,120,330)
Total	(9,023,539)	61,169,239	20,710,256	72,855,956

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	9,200,543	9,200,543
Equity risk	—	33,516,084	1,324,372	34,840,456
Foreign exchange risk	14,274,792	—	—	14,274,792
Interest rate risk	—	5,677,387	—	5,677,387
Total	14,274,792	39,193,471	10,524,915	63,993,178

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,819,155,951
Futures contracts — short	139,588,446
Credit default swap contracts — sell protection	890,176,110

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	670,469	(261,327)
Forward foreign currency exchange contracts	12,701,719	(11,385,371)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2024:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	859,851	-	-	-	859,851
Forward foreign currency exchange contracts	9,562,200	556,663	394,118	1,481,706	202,509	2,100,516	-	519,002	299,818	2,465,071	17,581,603
OTC Swap arrangements - contracts for differences (c)	-	-	56,922	-	-	-	-	-	284,611	-	341,533
Total assets	9,562,200	556,663	451,040	1,481,706	202,509	2,100,516	859,851	519,002	584,429	2,465,071	18,782,987
Liabilities
Forward foreign currency exchange contracts	643,744	1,092,647	460,657	2,594,818	-	293,791	-	544,246	1,283,770	166,091	7,079,764
OTC Swap arrangements - contracts for differences (c)	-	-	-	-	-	62,657	-	-	-	-	62,657
Total liabilities	643,744	1,092,647	460,657	2,594,818	-	356,448	-	544,246	1,283,770	166,091	7,142,421
Total financial and derivative net assets	8,918,456	(535,984)	(9,617)	(1,113,112)	202,509	1,744,068	859,851	(25,244)	(699,341)	2,298,980	11,640,566
Total collateral received (pledged) (d)	-	-	(9,617)	-	-	-	-	-	-	-	(9,617)
Net amount (e)	8,918,456	(535,984)	-	(1,113,112)	202,509	1,744,068	859,851	(25,244)	(699,341)	2,298,980	11,650,183

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management fee (or advisory fee, as applicable) to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.68% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.02 (a)
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.05

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	19,103
Class C	—	1.00 (b)	1,273

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	1.22	1.22
Class C	1.97	1.97
Institutional Class	0.97	0.97
Institutional 2 Class	0.98	0.98
Institutional 3 Class	0.93	0.93
Class S	0.97	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings,

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,591,286,000	111,826,000	(129,424,000)	(17,598,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(296,856,129)	(170,412,021)	(467,268,150)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,496,610,230 and $1,612,813,261, respectively, for the six months ended November 30, 2024, of which $844,940,435 and $1,107,682,947, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,120,000	5.42	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At November 30, 2024, affiliated shareholders of record owned 84.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Adaptive Risk Allocation Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Adaptive Risk Allocation Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Adaptive Risk Allocation Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Adaptive Risk Allocation Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Adaptive Risk Allocation Fund  | 2024

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Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR214_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025